LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Costs

December 31, 2022

Operating lease cost:	$4,163
Short-term lease cost:	165
Variable lease cost:	120
Net lease cost:	$4,448

December 31, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases:	$5,946

Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	$8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	$16,636
Adjustment to right-of-use assets upon the resolution of contingent lease payments	$3,796

Weighted average remaining operating lease term	8.25
Weighted average discount rate operating lease	5.65%

Schedule of Maturities of Lease Liabilities
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2022:

Operating Leases

2023	$4,260
2024	3,603
2025	3,579
2026	3,281
2027 and thereafter	13,384
Total undiscounted lease payments	$28,107

Less:
Imputed interest	6,736

Present value of lease liabilities	$21,371